Exhibit 99.1

World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

September 30, 2017

Dates Covered
Collections Period	09/01/17 - 09/30/17
Interest Accrual Period	09/15/17 - 10/15/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	10/16/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/17	634,143,124.77	33,229
Yield Supplement Overcollateralization Amount 08/31/17	27,814,748.64	0
Receivables Balance 08/31/17	661,957,873.41	33,229
Principal Payments	20,826,688.35	540
Defaulted Receivables	2,346,651.06	108
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/17	26,534,399.69	0
Pool Balance at 09/30/17	612,250,134.31	32,581

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.22%
Prepayment ABS Speed	1.41%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	12,097,918.28	598
Past Due 61-90 days	3,948,125.45	205
Past Due 91-120 days	970,812.68	52
Past Due 121+ days	0.00	0
Total	17,016,856.41	855

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.77%
Delinquency Trigger Occurred	NO

Recoveries	1,009,944.56
Aggregate Net Losses/(Gains) - September 2017	1,336,706.50
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	2.42%
Prior Net Losses Ratio	2.05%
Second Prior Net Losses Ratio	2.05%
Third Prior Net Losses Ratio	1.25%
Four Month Average	1.94%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.20%

Overcollateralization Target Amount	27,551,256.04
Actual Overcollateralization	27,551,256.04
Weighted Average APR	4.05%
Weighted Average APR, Yield Adjusted	6.06%
Weighted Average Remaining Term	53.97

Flow of Funds	$ Amount

Collections	23,921,462.47
Investment Earnings on Cash Accounts	20,321.21
Servicing Fee	(551,631.56)
Transfer to Collection Account	0.00
Available Funds	23,390,152.12

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	609,198.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	20,907,805.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,835,649.52
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	23,390,152.12

Servicing Fee	551,631.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 09/15/17	605,606,684.16
Principal Paid	20,907,805.89
Note Balance @ 10/16/17	584,698,878.27

Class A-1
Note Balance @ 09/15/17	0.00
Principal Paid	0.00
Note Balance @ 10/16/17	0.00
Note Factor @ 10/16/17	0.0000000%

Class A-2
Note Balance @ 09/15/17	180,116,684.16
Principal Paid	20,907,805.89
Note Balance @ 10/16/17	159,208,878.27
Note Factor @ 10/16/17	49.1385427%

Class A-3
Note Balance @ 09/15/17	324,000,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	324,000,000.00
Note Factor @ 10/16/17	100.0000000%

Class A-4
Note Balance @ 09/15/17	75,480,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	75,480,000.00
Note Factor @ 10/16/17	100.0000000%

Class B
Note Balance @ 09/15/17	26,010,000.00
Principal Paid	0.00
Note Balance @ 10/16/17	26,010,000.00
Note Factor @ 10/16/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	646,696.71
Total Principal Paid	20,907,805.89
Total Paid	21,554,502.60

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	165,106.96
Principal Paid	20,907,805.89
Total Paid to A-2 Holders	21,072,912.85

Class A-3
Coupon	1.30000%
Interest Paid	351,000.00
Principal Paid	0.00
Total Paid to A-3 Holders	351,000.00

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.6868864
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.2071460
Total Distribution Amount	22.8940324

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.5095894
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	64.5302651
Total A-2 Distribution Amount	65.0398545

A-3 Interest Distribution Amount	1.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.0833333

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 09/15/17	4,900,220.18
Investment Earnings	2,764.87
Investment Earnings Paid	(2,764.87)
Deposit/(Withdrawal)	1,835,649.52
Balance as of 10/16/17	6,735,869.70
Change	1,835,649.52

Total Reserve Amount	6,735,869.70